PROVISIONS, CONTINGENCIES AND COMMITMENTS - Competition and Antitrust Claims (Details) - Competition and antitrust claims € in Millions, $ in Millions	1 Months Ended							12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 EUR (€)	Nov. 30, 2021 USD ($)	Nov. 30, 2021 EUR (€)	Feb. 28, 2011 plaintiff	Sep. 30, 2005 USD ($)	Sep. 30, 2000 organization steel_producer	Dec. 31, 2022 USD ($)
Disclosure of other provisions [line items]
Number of plaintiffs | organization							2
Number of defendants | steel_producer							3
ArcelorMittal Brasil S.A.
Disclosure of other provisions [line items]
Number of plaintiffs | plaintiff					4
Trade organizations | ArcelorMittal Brasil S.A.
Disclosure of other provisions [line items]
Damages sought | $						$ 61
Federal Public Prosecutor of the state of Minas Gerais | ArcelorMittal Brasil S.A.
Disclosure of other provisions [line items]
Damages sought | $								$ 71
Spanish competition authority, CNMC | ArcelorMittal Spain Holding and its subsidiaries
Disclosure of other provisions [line items]
Damages sought			$ 3	€ 2.7
Damages sought, percentage of turnover (in percent)								6.50%
Damages sought, turnover base | €				€ 42.3
Spanish competition authority, CNMC | ArcelorMittal Spain Holding and its subsidiaries | Entering into significant commitments
Disclosure of other provisions [line items]
Damages sought	$ 14	€ 12.1
Damages sought, turnover base | €		€ 226.6